INCOME TAXES - Schedule of Principal Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expenses	$ 16,304	$ 10,632
Net operating losses	8,646,423	5,513,847
Unrealized internal profit	778,566	1,094,217
Allowances for doubtful accounts	1,064,027
Cancellation of project assets	1,351,336
Impairment loss of assets	336,907
Others	161,033	27,990
Total gross deferred tax assets	12,354,596	6,646,686
Valuation allowance on deferred tax assets	(11,516,732)	(5,535,214)
Net deferred tax assets	$ 837,864	$ 1,111,472